Staff costs - Additional Information (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2020 CHF (SFr) employee	Dec. 31, 2019 employee
Staff costs
Increase in wages and salaries | SFr	SFr 0.5
Average number of employees | employee	22.2	16.7